OPERATING INCOME (EXPENSES) AND COST OF SALES	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
OPERATING INCOME (EXPENSES) AND COST OF SALES	27. OPERATING INCOME (EXPENSES) AND COST OF SALES

Classified by function	Consolidated
	2021	2020	2019
Cost of sales	14,011,525	13,229,715	4,033,454
Selling, marketing and logistics expenses	16,999,225	15,702,787	6,395,586
Administrative, R&D, IT, and project expenses	6,958,866	5,955,996	2,405,576
Total	37,969,616	34,888,498	12,834,616
Classified by nature
Cost of sales	14,011,525	13,229,715	4,033,454
Raw material/packaging material/resale	12,115,805	11,222,801	3,457,481
Employee benefits expense (note 29)	568,936	638,525	293,374
Depreciation and amortization	254,476	215,355	57,443
Other	1,072,308	1,153,034	225,156

Selling, marketing and logistics expenses	16,999,225	15,702,787	6,395,586
Logistics costs	2,654,546	2,479,156	797,055
Personnel expenses (note 29)	4,547,391	4,198,147	1,667,202
Marketing, sales force and other selling expenses	8,388,848	7,568,365	3,164,875
Depreciation and amortization	1,405,423	1,301,657	766,454
Impairment	3,017	155,462	-

Administrative, R&D, IT and project expenses	6,958,866	5,955,996	2,405,576
Innovation expenses	223,472	270,256	89,675
Personnel expenses (note 29)	2,886,281	2,498,024	1,223,586
Other administrative expenses	2,717,489	1,985,872	798,796
Depreciation and amortization	1,131,624	1,201,844	293,519

Total	37,969,616	34,888,498	12,834,616